Equity Equity, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 10, 2016	Dec. 31, 2015
General partner units issued (units)	1,900,515		1,900,515
General partner's ownership interest	1.90%
Common units issued (units)	100,691,105	6,325,000	93,478,326
Common Stock, Call or Exercise Features	825000
Shares Issued, Price Per Share		$ 47.13
Proceeds from Issuance of Common Limited Partners Units	$ 293
Public common units
Limited Partners' Capital Account, Units Outstanding	68,245,990
Tesoro common units
Limited Partners' Capital Account, Units Outstanding	32,445,115
General Partner
Proceeds from Issuance of Common Limited Partners Units	$ 0
Tesoro
Tesoro's ownership interest	33.00%